SCHEDULE OF LONG-TERM DEBT MATURITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 269,854,235	$ 209,326,775	$ 188,719,114
Accrued and deferred financing cost, net	(1,490,035)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	16,703,096
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	9,569,893
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	10,215,729
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	11,410,890
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	11,835,657
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	211,609,005
Mortgage loan [member]
IfrsStatementLineItems [Line Items]
Total	263,313,243
Accrued and deferred financing cost, net	(1,490,035)
Mortgage loan [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	10,162,104
Mortgage loan [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	9,569,893
Mortgage loan [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	10,215,729
Mortgage loan [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	11,410,890
Mortgage loan [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	11,835,657
Mortgage loan [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	211,609,005
Secured bridge loan [member]
IfrsStatementLineItems [Line Items]
Total	6,540,992
Accrued and deferred financing cost, net
Secured bridge loan [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	6,540,992
Secured bridge loan [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Secured bridge loan [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total
Secured bridge loan [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total
Secured bridge loan [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Secured bridge loan [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total